UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:         |_|; Amendment Number: ___

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Broadway Gate Capital, LLC
Address:    152 West 57th Street, 19th Floor
            New York, New York  10019

13F File Number: 028-13286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Dominic Giafaglione
Title:      Chief Financial Officer
Phone:      (212) 823-0953

Signature, Place and Date of Signing:


/s/ Dominic Giafaglione       New York, New York             February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     $230,990
                                            (thousands)

List of Other Included Managers:

No.         Form 13F File Number         Name

1.          028-13288                    Broadway Gate Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

                                                     Broadway Gate Capital, LLC
                                                         December 31, 2009
COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6       COL 7          COLUMN 8

                                                          VALUE     SHS OR    SH/ PUT/ INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL DISCRETION      MGRS   SOLE    SHARED    NONE
--------------                --------------   ------     --------  -------   --- ---- ----------      ----   -----   ------    ----
ADOBE SYS INC                 COM              00724F101   8,827      240,000  SH      SHARED-DEFINED  1      0         240,000 0
BRINKS HOME SEC HLDGS INC     COM              109699108   5,549      170,000  SH      SHARED-DEFINED  1      0         170,000 0
CISCO SYS INC                 COM              17275R102   8,379      350,000  SH      SHARED-DEFINED  1      0         350,000 0
DAVITA INC                    COM              23918K108  17,035      290,000  SH      SHARED-DEFINED  1      0         290,000 0
FIDELITY NATIONAL FINANCIAL   CL A             31620R105   9,065      673,506  SH      SHARED-DEFINED  1      0         673,506 0
FIDELITY NATL INFORMATION SV  COM              31620M106  14,298      610,000  SH      SHARED-DEFINED  1      0         610,000 0
GLOBAL CASH ACCESS HLDGS INC  COM              378967103  11,235    1,500,000  SH      SHARED-DEFINED  1      0       1,500,000 0
HELIX ENERGY SOLUTIONS GRP I  COM              42330P107  14,618    1,244,110  SH      SHARED-DEFINED  1      0       1,244,110 0
OMNICOM GROUP INC             COM              681919106  11,941      305,000  SH      SHARED-DEFINED  1      0         305,000 0
PHH CORP                      COM NEW          693320202  21,162    1,313,600  SH      SHARED-DEFINED  1      0       1,313,600 0
TRANSDIGM GROUP INC           COM              893641100  23,745      500,000  SH      SHARED-DEFINED  1      0         500,000 0
UNION PAC CORP                COM              907818108  17,253      270,000  SH      SHARED-DEFINED  1      0         270,000 0
VARIAN MED SYS INC            COM              92220P105  11,478      245,000  SH      SHARED-DEFINED  1      0         245,000 0
WELLPOINT INC                 COM              94973V107  18,962      325,300  SH      SHARED-DEFINED  1      0         325,300 0
WESCO INTL INC                COM              95082P105   8,643      320,000  SH      SHARED-DEFINED  1      0         320,000 0
WESTERN UN CO                 COM              959802109  20,358    1,080,000  SH      SHARED-DEFINED  1      0       1,080,000 0
WILLIS GROUP HOLDINGS LTD     SHS              G96655108   8,442      320,000  SH      SHARED-DEFINED  1      0         320,000 0

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